ACCOUNTS PAYABLE AND EQUIPMENT PROJECT PAYABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND EQUIPMENT PROJECT PAYABLES
NOTE 12. ACCOUNTS PAYABLE AND EQUIPMENT PROJECT PAYABLES

	March 31, 2024	December 31, 2023
Trade payables	$4,330	$4,701
Supply chain finance programs	1,672	1,642
Equipment project payables	1,039	1,096
Non-income based tax payables	468	461
Accounts payable and equipment project payables	$7,509	$7,900
We facilitate voluntary supply chain finance programs with third parties, which provide participating suppliers the opportunity to sell their GE Vernova receivables to third parties at the sole discretion of both the suppliers and the third parties. Total supplier invoices paid through these third-party programs were $779 million and $1,496 million for the three months ended March 31, 2024 and 2023, respectively.

NOTE 12. ACCOUNTS PAYABLE AND EQUIPMENT PROJECT PAYABLES
Accounts Payable and Equipment Project Payables

As of December 31,	2023	2022
Trade payables	$4,701	$4,234
Supply chain finance programs(a)	1,642	2,521
Equipment project payables	1,096	1,167
Non-income based tax payables	461	431
Total accounts payable and equipment project payables	$7,900	$8,353

(a)	During the fourth quarter of 2023, Wind and Power made prepayments of $473 million and $185 million, respectively, related to supply chain finance programs.
We facilitate voluntary supply chain finance programs with third parties, which provide participating suppliers the opportunity to sell their GE Vernova receivables to third parties at the sole discretion of both the suppliers and the third parties. Total supplier invoices paid through these third-party programs were $5,442 million and $4,570 million for the years ended December 31, 2023 and
20
22, respectively.